Summary of Significant Accounting Policies - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) (10-K) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Antidilutive securities excluded	1,303,771	3,726,055	11,913,383	1,024,429
Common Stock Options [Member]
Antidilutive securities excluded			302,773
Series A, H-1, H-3, H-4, I, J, K and Merger Common Stock Purchase Warrants [Member]
Antidilutive securities excluded			863,084
Series H, H-3, and H-4 Convertible Preferred Stock [Member]
Antidilutive securities excluded	338,069	2,739,225	10,502,883
Restricted Shares [Member]
Antidilutive securities excluded		244,643	244,643
Convertible Notes [Member]
Antidilutive securities excluded				136,789
Series Seed Preferred Stock [Member]
Antidilutive securities excluded				275,694
Series A Preferred Stock [Member]
Antidilutive securities excluded				611,946